CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	¥ 157,399	$ 24,699	¥ 118,821		¥ 157,600
Restricted cash	1,823	286	824
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	¥ 159,222	$ 24,985	¥ 119,645	$ 18,774	¥ 157,600	¥ 241,508